                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:        /  /   (a)
             or fiscal year ending:     12/31/01  (b)

Is this a transition report?  (Y/N):                                   N
                                                                     -----
                                                                      Y/N

Is this an amendment to a previous filing?   (Y/N):                    N
                                                                     -----
                                                                      Y/N

Those items or sub-items with a box "[Z]" after the item number should be COMPLETED ONLY IF THE ANSWER HAS CHANGED FROM THE PREVIOUS FILING ON THIS FORM.

1.   A. Registrant Name: The Manufacturers Life Insurance Company of New York
                         Separate Account A

     B. File Number:          811 -6584

     C. Telephone Number:     (914) 773-0708

2.   A. Street:               100 Summit Lake Drive, Second Floor

     B. City:  Valhalla       C. State: NY     D. Zip Code: 10595      Zip Ext.

     E. Foreign Country:                          Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)-----------   N
                                                                           -----
                                                                            Y/N

4.   Is this the last filing on this form by Registrant? (Y/N)------------   N
                                                                           -----
                                                                            Y/N

5.   Is Registrant a small business investment company (SBIC)? (Y/N)------   N
     [If answer is "Y" (Yes), complete only items 89 through 110.]         -----
                                                                            Y/N

6.   Is Registrant a unit investment trust (UIT)? (Y/N)-------------------   Y
     [If answer is "Y" (Yes), complete only items 111 through 132.]        -----
                                                                            Y/N

7.   A. Is Registrant a series or multiple portfolio company? (Y/N)-------
        [If answer is "N" (No), go to item 8.]                             -----
                                                                            Y/N

     B. How many separate series or portfolios did Registrant have at the end of the period?-----------------------------------------
                                                                           -----

     For period ending   12/31/01
                       -------------
     File number 811-      6584
                       -------------

UNIT INVESTMENT TRUSTS

111. A. [Z] Depositor Name: The Manufacturers Life Insurance Company of New York
                            ----------------------------------------------------

     B. [Z] File Number (If any):
                                 --------------------------------

     C. [Z] City: Valhalla   State:  NY    Zip Code: 10595   Zip Ext:
                 ---------         -----            --------         --------

        [Z]  Foreign Country:                 Foreign Postal Code:
                             --------------                       ------------

111. A. [Z] Depositor Name:
                           -------------------------------------------

     B. [Z] File Number (If any):
                                 --------------------------------

     C. [Z] City:            State:            Zip Code:        Zip Ext:
                 ---------         --------             -------         --------

        [Z] Foreign Country:                Foreign Postal Code:
                            --------------                      ----------------

112. A. [Z] Sponsor Name: The Manufacturers Life Insurance Company of New York
                         -----------------------------------------------------

     B. [Z] File Number (If any):
                                 ----------------------------

     C. [Z] City: Valhalla   State: NY       Zip Code: 10595    Zip Ext:
                -----------        ------             ---------         --------

        [Z] Foreign Country:                Foreign Postal Code:
                            -------------                       ---------------

112. A. [Z] Sponsor Name:
                         -----------------------------------------------------

     B. [Z] File Number (If any):
                                 ------------------------------------------

     C. [Z] City:         State:          Zip Code:           Zip Ext:
                 -------       ---------           ---------          ----------

        [Z] Foreign Country:                 Foreign Postal Code:
                           ---------------                       -------------

     For period ending     12/31/01
                       --------------
     File number 811-      6584
                       --------------

116. Family of investment companies information:

     A. [Z] Is Registrant part of a family of investment companies? (Y/N)--
                                                                           -----
                                                                            Y/N

     B. [Z] Identify the family in 10 letters:
                                               -- -- -- -- -- -- -- -- -- --

          (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [Z] Is Registrant a separate account of an insurance company? (Y/N)-
                                                                           -----
                                                                            Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B. [Z] Variable annuity contracts? (Y/N) ----------------------------
                                                                           -----
                                                                            Y/N

     C. [Z] Schedule premium variable life contracts? (Y/N)---------------
                                                                           -----
                                                                            Y/N


     D. [Z] Flexible premium variable life contracts? (Y/N) --------------
                                                                           -----
                                                                            Y/N

     E. [Z] Other types of insurance products registered under the
            Securities Act of 1933? (Y/N) --------------------------------
                                                                           -----
                                                                            Y/N

118. [Z] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 ----
                                                                           -----

119. [Z] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the
           period --------------------------------------------------------   0
                                                                           -----

120. [Z] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)  0
                                                                           -----

121. [Z] State the number of series for which a current prospectus was in
           existence at the end of the period ----------------------------   3
                                                                           -----

122. [Z] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period ------------------------------------------------
                                                                           -----

     For period ending      12/31/01
                       ------------------
     File number 811-       6584
                       ------------------

123. [Z] State the total value of the additional units considered in answering item 122 ($000's omitted) ---------------------------
                                                                           -----

124. [Z] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
           current period (the value of these units is to be measured on the date they were placed in the subsequent series)
           ($000's omitted) ----------------------------------------------
                                                                           -----

125. [Z] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
           principal underwriter and any underwriter which is an
           affiliated person of the principal underwriter during the
           current period solely from the sale of units of all series of Registrant ($000's
           omitted) ------------------------------------------------------
                                                                           -----

126.     Of the amount shown in item 125, state the total dollar
           amount of sales loads collected from secondary market
           operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series). ($000's omitted) -----------
                                                                           -----

127.     List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                       Number of     Total Assets      Total Income
                                                                        Series          ($000's       Distributions
                                                                       Investing       omitted)      ($000's omitted)
                                                                      ------------   ------------    ----------------
A  U.S. Treasury direct issue-------------------------------------                   $               $
                                                                      ------------   ------------    ----------------
B  U.S. Government agency-----------------------------------------                   $               $
                                                                      ------------   ------------    ----------------
C  State and municipal tax-free-----------------------------------                   $               $
                                                                      ------------   ------------    ----------------
D  Public utility debt--------------------------------------------                   $               $
                                                                      ------------   ------------    ----------------
E  Broker or dealers debt or debt of brokers' or dealers'                            $               $
   parent--------------------------------------------------------
                                                                      ------------   ------------    ----------------
F  All other corporate intermed. & long-term debt-----------------                   $               $
                                                                      ------------   ------------    ----------------
G  All other corporate short-term debt----------------------------                   $               $
                                                                      ------------   ------------    ----------------
H  Equity securities or brokers or dealers or parents of brokers
   or dealers------------------------------------------                              $               $
                                                                      ------------   ------------    ----------------
I  Investment company equity securities---------------------------                   $               $
                                                                      ------------   ------------    ----------------
J  All other equity securities------------------------------------    3              $1,028,985      $70,880
                                                                      ------------   ------------    ----------------
K  Other securities---------------------------------------------                     $               $
                                                                      ------------   ------------    ----------------
L  Total assets of all series of Registrant                                          $1,028,985      $
                                                                      ------------   ------------    ----------------

     For period ending     12/31/00
                       ----------------
     File number 811-      6584
                       ----------------

128. [Z] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the insurer? (Y/N) ------------------------
                                                                         -------
                                                                           Y/N

           [If answer is "N" (No), go to item 131.]

129. [Z] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
           interest at the end of the current period? (Y/N) ------------
                                                                         -------
                                                                           Y/N

           [If answer is "N" (No), go to item 131.]

130. [Z] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
           item 129 derived from insurance or guarantees? (Y/N) --------
                                                                         -------
                                                                           Y/N

131. [Z] Total expenses incurred by all series of Registrants during the current reporting period ($000's omitted) --------------- $14,999
                                                                         -------

132. [Z] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-  6584   811-         811-         811-        811-
              ------       ------       ------       ------      ------
         811-         811-         811-         811-        811-
              ------       ------       ------       ------      ------
         811-         811-         811-         811-        811-
              ------       ------       ------       ------      ------
         811-         811-         811-         811-        811-
              ------       ------       ------       ------      ------
         811-         811-         811-         811-        811-
              ------       ------       ------       ------      ------
         811-         811-         811-         811-        811-
              ------       ------       ------       ------      ------
         811-         811-         811-         811-        811-
              ------       ------       ------       ------      ------
         811-         811-         811-         811-        811-
              ------       ------       ------       ------      ------
         811-         811-         811-         811-        811-
              ------       ------       ------       ------      ------

     For period ending   12/31/01
                       -------------
     File number 811-    6584
                       -------------

          This report is signed on behalf of the registrant in the city of Boston in the state of Massachusetts on the 28th day of February, 2002.

               The Manufacturers Life Insurance Company of New York Separate Account A



          /s/ DAVID W. LIBBEY
          ----------------------------
          David W. Libbey
          Treasurer

          /s/KIMBERLY S. CICCARELLI
          ----------------------------
          Attest
          Kimberly S. Ciccarelli
          Secretary and Counsel